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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2011

                Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.):
                                    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: SkyTop Capital Management LLC

Address: 595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa Hess

Title: President and Managing Member

Phone: (212) 554-2383

Signature, Place, and Date of Signing:

/s/Lisa Hess   New York, NY November 9, 2011
   (Name)     (City, State)      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3 Items

Form 13F Information Table Value Total:  $12,946 (thousands)

List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
        COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4 COLUMN 5      COLUMN 6 COLUMN 7 COLUMN 8
                                                      MARKET                                   VOTING
                                                     VALUE (X SHARES/   SH/ INVSTMT   OTHER   AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS  CUSIP     $1000)  PRN AMT.  PRN DISCRETN MANAGERS   SOLE
GLOBE SPECIALTY METALS INC       COM       37954N206     509     35,085 SH    SOLE     NONE      35,085

TITAN INTL INC ILL               COM       88830M102   5,446    363,091 SH    SOLE     NONE     363,091

XERIUM TECHNOLOGIES INC        COM NEW     98416J118   6,991    667,739 SH    SOLE     NONE     667,739

                                                      12,946  1,065,915                       1,065,915